2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Restricted cash					$ 0	$ 12,500
Recorded customer acquisition costs			$ 188,225		0	1,287,500
Customer acquisition costs	$ 763,048		763,048		897,428	1,156,521
Accounts receivable	5,242,893		5,242,893		1,150,602	410,950
Amortization expense			322,605	$ 189,101	259,093	130,979
Billings to customers					3,412,871	5,808,301
Revenue	$ 11,771,418	$ 3,625,858	$ 24,536,939	$ 6,565,887	12,631,919	2,794,206
Equipment sales					$ 6,939,412
Dilutive potential common shares			60,200,000	21,800,000
Anti-dilutive potential common shares			600,000	28,000,000
Sales Revenue, Net [Member]
Concentration Risk Customer	8	5	8	5	8	5
Concentration Risk Percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Accounts Receivable [Member]
Concentration Risk Customer					5	4
Concentration Risk Percentage					100.00%	100.00%
Minimum [Member]
Estimated useful lives of property and equipment			3 years		3 years
Maximum [Member]
Estimated useful lives of property and equipment			5 years		5 years